Proposed Public Offering (Details) - Athena Technology Acquisition Corp [Member]	1 Months Ended
Dec. 31, 2020 $ / shares shares
Proposed Public Offering (Details) [Line Items]
Public units description	Each Public Unit consists of one share of Class A common stock and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.
Warrant expire term	5 years
Proposed Public Offering [Member]
Proposed Public Offering (Details) [Line Items]
Sale of public units	25,000,000
Price per public unit (in Dollars per share) | $ / shares	$ 10
Over-Allotment Option [Member]
Proposed Public Offering (Details) [Line Items]
Shares of underwriters	28,750,000